Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Research and development	$ 125,000	$ 180,000	$ 1,535
General and administrative expense	247,000	33,000	0
Related party transactions	$ 372,000	$ 213,000	$ 1,535